INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 14,427	$ 11,537	$ 8,885
Net income	1,375	2,719	904
OCI	148	260	(62)
Comprehensive income	1,523	2,979	842
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	22,584	16,437	8,897
Net income	1,849	2,235	1,049
OCI	1,895	(278)	(1,495)
Comprehensive income	3,744	1,957	(446)
Net income (loss) attributable to the Partnership	12	88	131
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	2,287	1,336	1,715
Net income	249	521	364
OCI	52	28	(205)
Comprehensive income	301	549	159
Net income (loss) attributable to the Partnership	28	84	50
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	16,994	11,808	4,161
Net income	1,151	1,574	171
OCI	388	(435)	(1,419)
Comprehensive income	1,539	1,139	(1,248)
Net income (loss) attributable to the Partnership	(85)	15	(101)
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	918	833	767
Net income	220	146	236
OCI	67	(46)	0
Comprehensive income	287	100	236
Net income (loss) attributable to the Partnership	97	74	136
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	2,385	2,460	2,245
Net income	315	70	293
OCI	769	73	374
Comprehensive income	1,084	143	667
Net income (loss) attributable to the Partnership	28	14	45
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	0	0	9
Net income	(86)	(76)	(15)
OCI	619	102	(245)
Comprehensive income	533	26	(260)
Net income (loss) attributable to the Partnership	$ (56)	$ (99)	$ 1